Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Net tax loss carry-forwards	$ (2,936,129)	$ (3,885,262)
Statutory rate	21.00%	21.00%
Total tax benefit at statutory rate	$ (616,587)	$ (815,915)
Permanent difference – meals and entertainment, Preferred Stock dividend	(41,930)	30
Total	(658,517)	(815,885)
Change in valuation allowance	658,517	815,885
Income tax provision	$ 0	$ 0